Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Statement of changes in equity [abstract]
Schedule of capital components

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$34,912	$11,666
Marketable securities	$—	$20,472
Shareholders' equity	$27,563	$26,502